Schedule of Investments — IQ MacKay Multi-Sector Income ETF

January 31, 2023 (unaudited)

	Principal Amount	Value
Long - Term Bonds 97.2%

Collateralized Mortgage Obligations — 7.2%

Mortgage Securities — 7.2%
Fannie Mae Connecticut Avenue Securities
Series 2017-C03, 1B1, 9.356%, (1-Month LIBOR + 4.85%), due 10/25/29(a)	$35,000	$37,302
Series 2017-C07, 1B1, 8.506%, (1-Month LIBOR + 4.00%), due 5/25/30(a)	120,000	124,197
Series 2018-C01, 1B1, 8.056%, (1-Month LIBOR + 3.55%), due 7/25/30(a)	100,000	102,583
Series 2018-C03, 1B1, 8.256%, (1-Month LIBOR + 3.75%), due 10/25/30(a)	175,000	181,932
Series 2018-C04, 2B1, 9.006%, (1-Month LIBOR + 4.50%), due 12/25/30(a)	75,000	79,167
Series 2018-C05, 1B1, 8.756%, (1-Month LIBOR + 4.25%), due 1/25/31(a)	85,000	87,973
Fannie Mae Interest Strip
Series 2022-427, C77, 2.500%, due 9/25/51(b)	211,334	30,962
Fannie Mae REMICS
Series 2016-57, SN, 1.544%, (1-Month LIBOR + 6.05%), due 6/25/46(a)(b)	81,768	9,310
Series 2019-32, SB, 1.544%, (1-Month LIBOR + 6.05%), due 6/25/49(a)(b)	70,201	7,820
Series 2020-49, PB, 1.750%, due 7/25/50	42,846	34,623
Series 2021-34, MI, 2.500%, due 3/25/51(b)	88,527	11,130
Freddie Mac REMICS
Series 2020-5036, IO, 3.500%, due 11/25/50(b)	71,359	14,380
Series 2020-5040, IO, 3.500%, due 11/25/50(b)	70,311	11,491
Freddie Mac STACR REMIC Trust 2020-DNA6
Series 2020-DNA6, M2, 6.310%, (SOFR + 2.00%), due 12/25/50(a)	85,615	85,401
Freddie Mac STACR REMIC Trust 2021-HQA2
Series 2021-HQA2, B1, 7.460%, (SOFR + 3.15%), due 12/25/33(a)	90,000	78,075
Freddie Mac STACR REMIC Trust 2021-HQA3
Series 2021-HQA3, B1, 7.660%, (SOFR + 3.35%), due 9/25/41(a)	90,000	80,909
Series 2021-HQA3, M2, 6.410%, (SOFR + 2.10%), due 9/25/41(a)	90,000	80,668
Freddie Mac STACR REMIC Trust 2022-DNA2
Series 2022-DNA2, M1B, 6.710%, (SOFR + 2.40%), due 2/25/42(a)	65,000	63,827
Freddie Mac STACR REMIC Trust 2022-DNA3
Series 2022-DNA3, M1B, 7.210%, (SOFR + 2.90%), due 4/25/42(a)	128,000	128,418
Freddie Mac STACR Trust 2019-DNA1
Series 2019-DNA1, B1, 9.156%, (1-Month LIBOR + 4.65%), due 1/25/49(a)	70,000	74,286
Freddie Mac STACR Trust 2019-DNA2
Series 2019-DNA2, B1, 8.856%, (1-Month LIBOR + 4.35%), due 3/25/49(a)	95,000	99,254
Freddie Mac Strips
Series 2013-311, , 0.000%, due 8/15/43(c)(d)	17,646	13,582
Series 2013-311, S1, 1.491%, (1-Month LIBOR + 5.95%), due 8/15/43(a)(b)	69,703	7,511
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2018-HQA1, M2, 6.806%, (1-Month LIBOR + 2.30%), due 9/25/30(a)	22,798	22,969
Government National Mortgage Association
Series 2020-34, SC, 1.564%, (1-Month LIBOR + 6.05%), due 3/20/50(a)(b)	67,785	7,343
Series 2020-97, HB, 1.000%, due 7/20/50	20,751	16,224
Series 2021-122, HS, 1.814%, (1-Month LIBOR + 6.30%), due 7/20/51(a)(b)	103,590	14,267
Series 2021-136, SB, 0.000%, (SOFR + 3.20%), due 8/20/51(a)(b)	304,237	4,734
Series 2021-216, SA, 0.000%, (SOFR + 3.80%), due 12/20/51(a)(b)	644,436	12,062
Series 2021-41, FS, 2.000%, (SOFR + 0.20%), due 10/20/50(a)(b)	73,703	7,480
Series 2021-57, AI, 2.000%, due 2/20/51(b)	110,937	11,482
Series 2021-96, FG, 3.500%, (SOFR + 0.30%), due 6/20/51(a)	80,362	72,380
Series 2022-83, IO, 2.500%, due 11/20/51(b)	92,530	12,314
Series 2023-1, HD, 3.500%, due 1/20/52	25,000	23,408
Series 2023-1, MA, 3.500%, due 5/20/50	20,000	18,979
J.P. Morgan Mortgage Trust 2022-INV3
Series 2022-INV3, A3B, 3.000%, due 9/25/52(a),(e)	92,200	79,958
OBX 2019-INV2 Trust
Series 2019-INV2, A5, 4.000%, due 5/27/49(a),(e)	29,161	27,819
		1,776,220
Total Collateralized Mortgage Obligations
(Cost $1,774,269)		1,776,220

Commercial Asset-Backed Securities — 8.0%

Asset Backed Securities — 8.0%
AMSR 2020-SFR2 Trust
Series 2020-SFR2, A, 1.632%, due 7/17/37	100,000	92,175
CF Hippolyta Issuer LLC
Series 2020-1, A1, 1.690%, due 7/15/60	90,251	81,557
Series 2021-1A, A1, 1.530%, due 3/15/61	94,565	83,347
DB Master Finance LLC
Series 2019-1A, A23, 4.352%, due 5/20/49	96,750	92,379
Drive Auto Receivables Trust 2021-2
Series 2021-2, D, 1.390%, due 3/15/29	76,000	71,106
Enterprise Fleet Financing 2022-2 LLC
Series 2022-2, A3, 4.790%, due 5/21/29	100,000	99,937
Exeter Automobile Receivables Trust 2021-3
Series 2021-3A, D, 1.550%, due 6/15/27	35,000	32,040
FirstKey Homes 2020-SFR2 Trust
Series 2020-SFR2, A, 1.266%, due 10/19/37	118,583	107,784
Flagship Credit Auto Trust 2020-3
Series 2020-3, D, 2.500%, due 9/15/26	115,000	107,095
Hertz Vehicle Financing III LP
Series 2021-2A, C, 2.520%, due 12/27/27	140,000	121,406
Hertz Vehicle Financing LLC
Series 2021-1A, A, 1.210%, due 12/26/25	100,000	93,032
Hilton Grand Vacations Trust 2019-A
Series 2019-AA, B, 2.540%, due 7/25/33	42,370	39,782
Home Partners of America 2021-2 Trust
Series 2021-2, A, 1.901%, due 12/17/26	118,715	106,138

Schedule of Investments — IQ MacKay Multi-Sector Income ETF (continued)

January 31, 2023 (unaudited)

	Principal Amount	Value
Commercial Asset-Backed Securities (continued)

Asset Backed Securities (continued)
Hyundai Auto Receivables Trust 2021-A
Series 2021-A, C, 1.330%, due 11/15/27	$35,000	$31,619
MVW 2021-1W LLC
Series 2021-1WA, B, 1.440%, due 1/22/41	62,763	57,309
Navient Private Education Refi Loan Trust 2021-A
Series 2021-A, A, 0.840%, due 5/15/69	77,260	68,279
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, A1, 1.910%, due 10/20/61	100,000	87,087
PFS Financing Corp.
Series 2022-A, A, 2.470%, due 2/15/27	100,000	95,073
Series 2022-D, A, 4.270%, due 8/15/27	100,000	98,926
Series 2022-D, B, 4.900%, due 8/15/27	100,000	98,115
Progress Residential 2021-SFR1
Series 2021-SFR1, A, 1.052%, due 4/17/38	99,805	88,454
Progress Residential 2021-SFR4
Series 2021-SFR4, A, 1.558%, due 5/17/38	100,000	89,502
Santander Drive Auto Receivables Trust 2021-4
Series 2021-4, D, 1.670%, due 10/15/27	100,000	92,911
Taco Bell Funding LLC
Series 2021-1A, A23, 2.542%, due 8/25/51	59,400	47,950
		1,983,003
Total Commercial Asset-Backed Securities
(Cost $2,012,465)		1,983,003

Commercial Mortgage-Backed Securities — 7.9%

Mortgage Securities — 7.9%
BAMLL Commercial Mortgage Securities Trust 2022-DKLX
Series 2022-DKLX, C, 6.629%, (TSFR1M + 2.15%), due 1/15/39(a)	100,000	96,389
BX Commercial Mortgage Trust 2020-VIV2
Series 2020-VIV2, C, 3.542%, due 3/9/44(a),(e)	100,000	83,819
BX Commercial Mortgage Trust 2020-VIVA
Series 2020-VIVA, D, 3.549%, due 3/11/44(a),(e)	100,000	79,992
BX Commercial Mortgage Trust 2021-21M
Series 2021-21M, C, 5.636%, (1-Month LIBOR + 1.18%), due 10/15/36(a)	74,501	72,815
BX Commercial Mortgage Trust 2021-ACNT
Series 2021-ACNT, B, 5.710%, (1-Month LIBOR + 1.25%), due 11/15/38(a)	100,000	97,403
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-VOLT, E, 6.459%, (1-Month LIBOR + 2.00%), due 9/15/36(a)	100,000	96,120
BX Trust 2018-GW
Series 2018-GW, A, 5.259%, (1-Month LIBOR + 0.80%), due 5/15/35(a)	100,000	98,337
BX Trust 2021-ARIA
Series 2021-ARIA, E, 6.704%, (1-Month LIBOR + 2.24%), due 10/15/36(a)	100,000	93,242
BX Trust 2021-RISE
Series 2021-RISE, B, 5.709%, (1-Month LIBOR + 1.25%), due 11/15/36(a)	100,000	98,281
Series 2021-RISE, C, 5.909%, (1-Month LIBOR + 1.45%), due 11/15/36(a)	100,000	96,468
BX Trust 2022-PSB
Series 2022-PSB, D, 9.171%, (TSFR1M + 4.69%), due 8/15/39(a)	98,856	99,350
BXHPP Trust 2021-FILM
Series 2021-FILM, B, 5.359%, (1-Month LIBOR + 0.90%), due 8/15/36(a)	130,000	121,376
CSMC 2020-WEST Trust
Series 2020-WEST, A, 3.040%, due 2/15/35	100,000	81,204
FREMF 2017-K71 Mortgage Trust
Series 2017-K71, B, 3.752%, due 11/25/50(a),(e)	100,000	93,758
FREMF 2019-K99 Mortgage Trust
Series 2019-K99, B, 3.645%, due 10/25/52(a),(e)	100,000	90,998
Hudson Yards 2019-30HY Mortgage Trust
Series 2019-30HY, A, 3.228%, due 7/10/39	100,000	89,796
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-OSB
Series 2019-OSB, A, 3.397%, due 6/5/39	100,000	89,407
Manhattan West 2020-1MW Mortgage Trust
Series 2020-1MW, A, 2.130%, due 9/10/39	100,000	87,768
Multifamily Connecticut Avenue Securities Trust 2019-01
Series 2019-01, M10, 7.756%, (1-Month LIBOR + 3.25%), due 10/25/49(a)	94,304	89,260
Multifamily Connecticut Avenue Securities Trust 2020-01
Series 2020-01, M10, 8.256%, (1-Month LIBOR + 3.75%), due 3/25/50(a)	35,000	33,031
One Bryant Park Trust 2019-OBP
Series 2019-OBP, A, 2.516%, due 9/15/54	100,000	84,736
SLG Office Trust 2021-OVA
Series 2021-OVA, A, 2.585%, due 7/15/41	100,000	83,609
		1,957,159
Total Commercial Mortgage-Backed Securities
(Cost $1,980,881)		1,957,159

Corporate Bonds — 37.4%

Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc.
5.125%, due 8/15/27	12,000	10,884
Lamar Media Corp.
4.000%, due 2/15/30	16,000	14,240
		25,124
Aerospace/Defense — 0.1%
Howmet Aerospace, Inc.
3.000%, due 1/15/29	34,000	29,665

Agriculture — 0.3%
Altria Group, Inc.
4.800%, due 2/14/29	50,000	49,458
Darling Ingredients, Inc.
5.250%, due 4/15/27	22,000	21,455
6.000%, due 6/15/30	6,000	5,970
		76,883
Airlines — 2.1%
Allegiant Travel Co.
7.250%, due 8/15/27	5,000	4,888
American Airlines, Inc.
11.750%, due 7/15/25	16,000	17,809
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, due 4/20/26	22,000	21,567

Schedule of Investments — IQ MacKay Multi-Sector Income ETF (continued)

January 31, 2023 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Airlines (continued)
Delta Air Lines Inc / SkyMiles IP Ltd.
4.750%, due 10/20/28	$90,000	$87,688
JetBlue 2019-1 Class AA Pass-Through Trust
Series 2019-1, AA2.750%, due 5/15/32	99,576	83,533
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500%, due 6/20/27	97,200	98,202
Southwest Airlines Co.
1.250%, due 5/1/25	94,000	112,706
United Airlines 2020-1 Class A Pass-Through Trust
Series 2020-1, 5.875%, due 10/15/27	82,999	83,985
United Airlines, Inc.
4.375%, due 4/15/26	6,000	5,696
4.625%, due 4/15/29	6,000	5,473
		521,547
Auto Manufacturers — 1.0%
Ford Motor Co.
7.400%, due 11/1/46	12,000	12,380
Ford Motor Credit Co. LLC
3.375%, due 11/13/25	22,000	20,488
4.950%, due 5/28/27	22,000	20,994
5.584%, due 3/18/24	12,000	11,913
General Motors Co.
6.125%, due 10/1/25	60,000	61,530
General Motors Financial Co., Inc.
2.350%, due 1/8/31	80,000	63,912
Nissan Motor Acceptance Co. LLC
1.850%, due 9/16/26	75,000	64,784
		256,001
Auto Parts & Equipment — 0.2%
Clarios Global LP
6.750%, due 5/15/25	6,000	6,037
Clarios Global LP / Clarios US Finance Co.
6.250%, due 5/15/26	6,000	5,960
8.500%, due 5/15/27	16,000	15,936
Dana, Inc.
4.500%, due 2/15/32	16,000	13,496
Goodyear Tire & Rubber Co. (The)
4.875%, due 3/15/27	12,000	11,236
		52,665
Banks — 4.8%
Bank of America Corp.
2.087%, (SOFR + 1.06%), due 6/14/29(a)	85,000	74,077
2.496%, (3-Month LIBOR + 0.99%), due 2/13/31(a)	90,000	76,556
4.250%, due 10/22/26	90,000	88,242
Citigroup, Inc.
2.520%, (SOFR + 1.18%), due 11/3/32(a)	90,000	73,678
Series Y, 4.150%, (US 5 Year CMT T-Note + 3.00%), due 2/15/71(a)	125,000	111,250
Citizens Financial Group, Inc.
Series G, 4.000%, (US 5 Year CMT T-Note + 3.22%), due 10/6/71(a)	95,000	82,310
Goldman Sachs Group, Inc. (The)
2.615%, (SOFR + 1.28%), due 4/22/32(a)	75,000	62,667
Series ., 5.776%, (3-Month LIBOR + 1.17%), due 5/15/26(a)	90,000	90,847
Series V, 4.125%, (US 5 Year CMT T-Note + 2.95%), due 5/10/71(a)	90,000	80,053
JPMorgan Chase & Co.
2.182%, (SOFR + 1.89%), due 6/1/28(a)	100,000	89,665
Series HH, 4.600%, (SOFR + 3.13%), due 8/1/71(a)	35,000	32,900
Morgan Stanley
2.484%, (SOFR + 1.36%), due 9/16/36(a)	110,000	85,268
2.511%, (SOFR + 1.20%), due 10/20/32(a)	90,000	74,327
SVB Financial Group
Series C, 4.000%, (US 5 Year CMT T-Note + 3.20%), due 8/15/71(a)	65,000	52,040
Wells Fargo & Co.
2.879%, (TSFR3M + 1.43%), due 10/30/30(a)	20,000	17,700
3.526%, (SOFR + 1.51%), due 3/24/28(a)	105,000	99,855
		1,191,435
Beverages — 0.0%(f)
Triton Water Holdings, Inc.
6.250%, due 4/1/29	6,000	4,763

Biotechnology — 0.6%
BioMarin Pharmaceutical, Inc.
1.250%, due 5/15/27	123,000	138,375

Building Materials — 0.1%
Camelot Return Merger Sub, Inc.
8.750%, due 8/1/28	7,000	6,582
Standard Industries, Inc.
4.375%, due 7/15/30	12,000	10,258
		16,840
Chemicals — 0.1%
Innophos Holdings, Inc.
9.375%, due 2/15/28	12,000	11,833

Commercial Services — 1.0%
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.000%, due 6/1/29	6,000	4,828
6.625%, due 7/15/26	22,000	21,180
9.750%, due 7/15/27	12,000	11,460
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
4.750%, due 4/1/28	6,000	5,273
Block, Inc.
3.500%, due 6/1/31	6,000	5,010
Brink's Co. (The)
5.500%, due 7/15/25	6,000	5,911
Carriage Services, Inc.
4.250%, due 5/15/29	22,000	18,101
HealthEquity, Inc.
4.500%, due 10/1/29	12,000	10,744
Herc Holdings, Inc.
5.500%, due 7/15/27	28,000	26,810
Hertz Corp. (The)
4.625%, due 12/1/26	6,000	5,340
NESCO Holdings II, Inc.
5.500%, due 4/15/29	16,000	14,370
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, due 8/31/27	18,000	15,972
Service Corp. International
3.375%, due 8/15/30	18,000	15,126
5.125%, due 6/1/29	12,000	11,491
7.500%, due 4/1/27	6,000	6,239
Sotheby's
7.375%, due 10/15/27	12,000	11,526

Schedule of Investments — IQ MacKay Multi-Sector Income ETF (continued)

January 31, 2023 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Commercial Services (continued)
Sotheby's/Bidfair Holdings, Inc.
5.875%, due 6/1/29	$12,000	$10,263
United Rentals North America, Inc.
3.750%, due 1/15/32	22,000	19,023
WASH Multifamily Acquisition, Inc.
5.750%, due 4/15/26	18,000	16,609
Williams Scotsman International, Inc.
4.625%, due 8/15/28	6,000	5,559
6.125%, due 6/15/25	6,000	6,030
		246,865
Computers — 1.2%
Apple, Inc.
3.850%, due 8/4/46	40,000	36,007
Dell International LLC / EMC Corp.
3.375%, due 12/15/41	70,000	50,402
5.300%, due 10/1/29	65,000	65,617
Lumentum Holdings, Inc.
0.500%, due 12/15/26	117,000	106,177
NCR Corp.
5.125%, due 4/15/29	10,000	8,711
5.250%, due 10/1/30	6,000	5,189
Presidio Holdings, Inc.
8.250%, due 2/1/28	6,000	5,768
Seagate HDD Cayman
4.125%, due 1/15/31	3,000	2,520
9.625%, due 12/1/32	2,400	2,718
Tempo Acquisition LLC / Tempo Acquisition Finance Corp.
5.750%, due 6/1/25	6,000	6,057
		289,166
Cosmetics/Personal Care — 0.0%(f)
Edgewell Personal Care Co.
5.500%, due 6/1/28	12,000	11,364

Distribution/Wholesale — 0.1%
H&E Equipment Services, Inc.
3.875%, due 12/15/28	22,000	19,361

Diversified Financial Services — 1.5%
Aircastle Ltd.
5.250%, (US 5 Year CMT T-Note + 4.41%), due 9/15/71(a)	125,000	102,500
Ally Financial, Inc.
8.000%, due 11/1/31	55,000	60,574
Series C, 4.700%, (US 7 Year CMT T-Note + 3.48%), due 8/15/71(a)	115,000	88,262
Aviation Capital Group LLC
1.950%, due 1/30/26	100,000	88,952
OneMain Finance Corp.
3.500%, due 1/15/27	6,000	5,218
6.125%, due 3/15/24	12,000	11,898
PennyMac Financial Services, Inc.
5.375%, due 10/15/25	12,000	11,160
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
3.625%, due 3/1/29	12,000	10,124
		378,688
Electric — 4.2%
AEP Texas, Inc.
4.700%, due 5/15/32	60,000	59,761
Alabama Power Co.
3.000%, due 3/15/52	85,000	60,637
Arizona Public Service Co.
2.200%, due 12/15/31	90,000	71,502
Calpine Corp.
3.750%, due 3/1/31	12,000	10,004
4.500%, due 2/15/28	12,000	11,073
5.125%, due 3/15/28	6,000	5,433
5.250%, due 6/1/26	6,000	5,803
Clearway Energy Operating LLC
3.750%, due 2/15/31	6,000	5,069
4.750%, due 3/15/28	28,000	26,410
Dominion Energy, Inc.
Series C, 4.350%, (US 5 Year CMT T-Note + 3.20%), due 4/15/71(a)	120,000	107,400
Edison International
Series B, 5.000%, (US 5 Year CMT T-Note + 3.90%), due 3/15/71(a)	125,000	111,136
FirstEnergy Corp.
Series B, 4.150%, due 7/15/27	12,000	11,468
Jersey Central Power & Light Co.
2.750%, due 3/1/32	90,000	76,166
NextEra Energy Operating Partners LP
4.250%, due 7/15/24	6,000	5,860
Ohio Power Co.
Series R, 2.900%, due 10/1/51	50,000	35,200
Pacific Gas and Electric Co.
3.500%, due 8/1/50	75,000	50,616
Pattern Energy Operations LP / Pattern Energy Operations, Inc.
4.500%, due 8/15/28	12,000	11,010
PG&E Corp.
5.000%, due 7/1/28	12,000	11,245
Puget Energy, Inc.
4.224%, due 3/15/32	65,000	59,372
Sempra Energy
4.125%, (US 5 Year CMT T-Note + 2.87%), due 4/1/52(a)	125,000	109,418
Southern California Edison Co.
4.000%, due 4/1/47	60,000	50,355
Southwestern Electric Power Co.
3.250%, due 11/1/51	65,000	46,026
Virginia Electric and Power Co.
2.950%, due 11/15/51	65,000	46,459
Vistra Corp.
8.000%, (US 5 Year CMT T-Note + 6.93%), due 4/15/71(a)	40,000	39,210
Vistra Operations Co. LLC
4.375%, due 5/1/29	12,000	10,552
5.625%, due 2/15/27	6,000	5,794
		1,042,979
Electrical Components & Equipment — 0.1%
Energizer Holdings, Inc.
4.375%, due 3/31/29	12,000	10,421
EnerSys
4.375%, due 12/15/27	6,000	5,543
WESCO Distribution, Inc.
7.125%, due 6/15/25	12,000	12,192
7.250%, due 6/15/28	6,000	6,148
		34,304
Electronics — 0.0%(f)
Imola Merger Corp.
4.750%, due 5/15/29	6,000	5,220
Sensata Technologies BV
4.000%, due 4/15/29	6,000	5,385
		10,605

Schedule of Investments — IQ MacKay Multi-Sector Income ETF (continued)

January 31, 2023 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Engineering & Construction — 0.2%
Brundage-Bone Concrete Pumping Holdings, Inc.
6.000%, due 2/1/26	$12,000	$11,437
Dycom Industries, Inc.
4.500%, due 4/15/29	18,000	16,114
Great Lakes Dredge & Dock Corp.
5.250%, due 6/1/29	6,000	5,057
TopBuild Corp.
4.125%, due 2/15/32	12,000	10,181
Weekley Homes LLC / Weekley Finance Corp.
4.875%, due 9/15/28	12,000	10,443
		53,232
Entertainment — 0.7%
Affinity Gaming
6.875%, due 12/15/27	16,000	14,324
Caesars Entertainment, Inc.
6.250%, due 7/1/25	6,000	5,977
Caesars Resort Collection LLC / CRC Finco, Inc.
5.750%, due 7/1/25	6,000	6,001
CDI Escrow Issuer, Inc.
5.750%, due 4/1/30	12,000	11,370
Everi Holdings, Inc.
5.000%, due 7/15/29	6,000	5,429
International Game Technology PLC
5.250%, due 1/15/29	6,000	5,758
Penn Entertainment, Inc.
4.125%, due 7/1/29	6,000	4,948
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.
6.625%, due 3/1/30	6,000	5,345
Scientific Games International, Inc.
7.000%, due 5/15/28	12,000	11,880
Warnermedia Holdings, Inc.
3.755%, due 3/15/27	27,000	25,305
4.279%, due 3/15/32	70,000	62,297
WMG Acquisition Corp.
3.750%, due 12/1/29	10,000	8,752
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125%, due 10/1/29	10,000	8,925
		176,311
Environmental Control — 0.2%
Clean Harbors, Inc.
4.875%, due 7/15/27	6,000	5,789
5.125%, due 7/15/29	12,000	11,522
Covanta Holding Corp.
4.875%, due 12/1/29	12,000	10,485
Stericycle, Inc.
3.875%, due 1/15/29	12,000	10,647
Waste Pro USA, Inc.
5.500%, due 2/15/26	18,000	16,740
		55,183
Food — 0.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.500%, due 3/15/29	16,000	13,800
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
5.750%, due 4/1/33	65,000	63,737
Performance Food Group, Inc.
4.250%, due 8/1/29	12,000	10,707
Post Holdings, Inc.
5.750%, due 3/1/27	12,000	11,821
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.625%, due 3/1/29	6,000	5,087
US Foods, Inc.
4.625%, due 6/1/30	6,000	5,371
		110,523
Food Service — 0.1%
Aramark Services, Inc.
5.000%, due 2/1/28	6,000	5,655
6.375%, due 5/1/25	6,000	6,001
		11,656
Gas — 1.0%
Boston Gas Co.
3.150%, due 8/1/27	70,000	64,572
National Fuel Gas Co.
2.950%, due 3/1/31	75,000	60,744
Piedmont Natural Gas Co., Inc.
5.050%, due 5/15/52	65,000	62,869
Southern Co. Gas Capital Corp.
Series 21A, 3.150%, due 9/30/51	70,000	49,034
		237,219
Healthcare-Products — 0.9%
Avantor Funding, Inc.
3.875%, due 11/1/29	22,000	19,339
Exact Sciences Corp.
0.375%, due 3/15/27	162,000	152,685
Hologic, Inc.
3.250%, due 2/15/29	22,000	19,356
Teleflex, Inc.
4.250%, due 6/1/28	12,000	11,069
4.625%, due 11/15/27	12,000	11,457
		213,906
Healthcare-Services — 0.3%
Catalent Pharma Solutions, Inc.
3.125%, due 2/15/29	6,000	4,963
3.500%, due 4/1/30	10,000	8,263
Centene Corp.
4.625%, due 12/15/29	28,000	26,602
CHS/Community Health Systems, Inc.
5.250%, due 5/15/30	10,000	8,069
6.000%, due 1/15/29	10,000	8,777
Tenet Healthcare Corp.
4.375%, due 1/15/30	16,000	14,223
6.125%, due 6/15/30	6,000	5,824
		76,721
Home Builders — 0.1%
LGI Homes, Inc.
4.000%, due 7/15/29	12,000	9,720
Thor Industries, Inc.
4.000%, due 10/15/29	7,000	5,821
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.
5.875%, due 6/15/24	12,000	11,959
		27,500
Household Products/Wares — 0.0%(f)
Spectrum Brands, Inc.
5.000%, due 10/1/29	6,000	5,287

Schedule of Investments — IQ MacKay Multi-Sector Income ETF (continued)

January 31, 2023 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Housewares — 0.1%
CD&R Smokey Buyer, Inc.
6.750%, due 7/15/25	$12,000	$10,890
Newell Brands, Inc.
6.375%, due 9/15/27	5,000	5,026
		15,916
Insurance — 0.5%
Athene Global Funding
2.500%, due 3/24/28	20,000	17,406
NMI Holdings, Inc.
7.375%, due 6/1/25	6,000	6,068
Prudential Financial, Inc.
5.125%, (US 5 Year CMT T-Note + 3.16%), due 3/1/52(a)	95,000	88,625
		112,099
Internet — 0.9%
Amazon.com, Inc.
3.600%, due 4/13/32	65,000	61,842
Arches Buyer, Inc.
4.250%, due 6/1/28	12,000	10,080
6.125%, due 12/1/28	16,000	13,476
Cablevision Lightpath LLC
3.875%, due 9/15/27	6,000	5,100
Cogent Communications Group, Inc.
3.500%, due 5/1/26	6,000	5,555
7.000%, due 6/15/27	6,000	5,939
Expedia Group, Inc.
3.250%, due 2/15/30	60,000	52,744
Match Group Holdings II LLC
4.625%, due 6/1/28	22,000	20,235
5.625%, due 2/15/29	16,000	15,042
TripAdvisor, Inc.
7.000%, due 7/15/25	16,000	16,064
Uber Technologies, Inc.
7.500%, due 5/15/25	6,000	6,086
7.500%, due 9/15/27	12,000	12,184
		224,347
Investment Companies — 0.1%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
5.250%, due 5/15/27	18,000	16,760

Iron/Steel — 0.0%(f)
Carpenter Technology Corp.
7.625%, due 3/15/30	6,000	6,158

Leisure Time — 0.3%
Carnival Corp.
5.750%, due 3/1/27	10,000	8,300
6.000%, due 5/1/29	16,000	12,640
Carnival Holdings Bermuda Ltd.
10.375%, due 5/1/28	10,000	10,800
NCL Corp. Ltd.
5.875%, due 2/15/27	12,000	11,157
7.750%, due 2/15/29	5,000	4,299
8.375%, due 2/1/28	5,000	5,069
Royal Caribbean Cruises Ltd.
5.375%, due 7/15/27	27,000	23,487
		75,752
Lodging — 0.8%
Boyd Gaming Corp.
4.750%, due 12/1/27	12,000	11,408
Hilton Domestic Operating Co., Inc.
4.000%, due 5/1/31	12,000	10,398
4.875%, due 1/15/30	12,000	11,313
Hyatt Hotels Corp.
5.625%, due 4/23/25	85,000	85,796
Marriott International, Inc.
Series GG, 3.500%, due 10/15/32	85,000	75,102
Station Casinos LLC
4.625%, due 12/1/31	6,000	5,057
		199,074
Machinery-Diversified — 0.0%(f)
Chart Industries, Inc.
7.500%, due 1/1/30	4,000	4,090

Media — 1.0%
Cable One, Inc.
4.000%, due 11/15/30	16,000	13,192
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, due 2/1/31	56,000	46,651
4.750%, due 3/1/30	46,000	40,194
6.375%, due 9/1/29	10,000	9,650
CSC Holdings LLC
4.625%, due 12/1/30	16,000	9,461
5.500%, due 4/15/27	44,000	38,751
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.875%, due 8/15/27	16,000	14,493
DISH DBS Corp.
5.250%, due 12/1/26	6,000	5,171
7.375%, due 7/1/28	6,000	4,309
iHeartCommunications, Inc.
4.750%, due 1/15/28	6,000	5,130
5.250%, due 8/15/27	6,000	5,374
News Corp.
3.875%, due 5/15/29	6,000	5,369
5.125%, due 2/15/32	12,000	11,298
Nexstar Media, Inc.
5.625%, due 7/15/27	12,000	11,431
Sirius XM Radio, Inc.
4.125%, due 7/1/30	16,000	13,722
Univision Communications, Inc.
4.500%, due 5/1/29	6,000	5,162
		239,358
Mining — 0.1%
Compass Minerals International, Inc.
4.875%, due 7/15/24	6,000	5,815
6.750%, due 12/1/27	13,000	12,683
Novelis Corp.
3.875%, due 8/15/31	6,000	5,064
		23,562
Miscellaneous Manufacturing — 0.4%
Gates Global LLC / Gates Corp.
6.250%, due 1/15/26	20,000	19,697
Textron Financial Corp.
6.341%, (3-Month LIBOR + 1.74%), due 2/15/42(a)	100,000	77,375
		97,072
Office/Business Equipment — 0.0%(f)
CDW LLC / CDW Finance Corp.
5.500%, due 12/1/24	6,000	5,995

Schedule of Investments — IQ MacKay Multi-Sector Income ETF (continued)

January 31, 2023 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Oil & Gas — 1.4%
Aethon United BR LP / Aethon United Finance Corp.
8.250%, due 2/15/26	$12,000	$11,940
Apache Corp.
5.100%, due 9/1/40	6,000	5,239
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
5.875%, due 6/30/29	18,000	15,844
7.000%, due 11/1/26	12,000	11,437
8.250%, due 12/31/28	6,000	5,875
Callon Petroleum Co.
6.375%, due 7/1/26	6,000	5,779
7.500%, due 6/15/30	6,000	5,805
CNX Resources Corp.
6.000%, due 1/15/29	12,000	11,016
7.250%, due 3/14/27	2,000	1,990
CrownRock LP / CrownRock Finance, Inc.
5.000%, due 5/1/29	6,000	5,496
Hilcorp Energy I LP / Hilcorp Finance Co.
5.750%, due 2/1/29	16,000	14,880
6.000%, due 2/1/31	16,000	14,795
Moss Creek Resources Holdings, Inc.
7.500%, due 1/15/26	20,000	18,468
Nabors Industries, Inc.
7.375%, due 5/15/27	6,000	6,008
Occidental Petroleum Corp.
6.125%, due 1/1/31	22,000	22,961
6.375%, due 9/1/28	6,000	6,233
6.625%, due 9/1/30	12,000	12,740
8.500%, due 7/15/27	18,000	19,912
PBF Holding Co. LLC / PBF Finance Corp.
6.000%, due 2/15/28	6,000	5,657
Permian Resources Operating LLC
6.875%, due 4/1/27	22,000	21,558
Rockcliff Energy II LLC
5.500%, due 10/15/29	6,000	5,707
SM Energy Co.
5.625%, due 6/1/25	12,000	11,760
6.500%, due 7/15/28	12,000	11,415
Southwestern Energy Co.
4.750%, due 2/1/32	10,000	8,815
5.375%, due 3/15/30	22,000	20,488
5.700%, due 1/23/25	12,000	11,899
8.375%, due 9/15/28	6,000	6,302
Tap Rock Resources LLC
7.000%, due 10/1/26	6,000	5,679
Transocean Titan Financing Ltd.
8.375%, due 2/1/28	5,000	5,189
Transocean, Inc.
8.750%, due 2/15/30	9,000	9,279
Vital Energy, Inc.
7.750%, due 7/31/29	12,000	11,066
9.500%, due 1/15/25	6,000	6,055
10.125%, due 1/15/28	12,000	11,941
		349,228
Oil & Gas Services — 1.5%
Helix Energy Solutions Group, Inc.
6.750%, due 2/15/26	132,000	184,470
Oil States International, Inc.
4.750%, due 4/1/26	171,000	195,470
		379,940
Packaging & Containers — 0.4%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
3.250%, due 9/1/28	12,000	10,530
6.000%, due 6/15/27	6,000	5,983
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
5.250%, due 4/30/25	6,000	5,867
Ball Corp.
6.875%, due 3/15/28	26,000	26,815
Crown Americas LLC
5.250%, due 4/1/30	12,000	11,550
Graphic Packaging International LLC
3.750%, due 2/1/30	6,000	5,196
OI European Group BV
4.750%, due 2/15/30	6,000	5,387
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27	6,000	5,882
Sealed Air Corp.
5.125%, due 12/1/24	12,000	11,910
6.125%, due 2/1/28	5,000	5,045
TriMas Corp.
4.125%, due 4/15/29	12,000	10,683
		104,848
Pharmaceuticals — 0.2%
Elanco Animal Health, Inc.
6.400%, due 8/28/28	11,000	10,738
PRA Health Sciences, Inc.
2.875%, due 7/15/26	6,000	5,491
Prestige Brands, Inc.
3.750%, due 4/1/31	6,000	5,095
5.125%, due 1/15/28	18,000	17,194
		38,518
Pipelines — 2.9%
Cheniere Energy Partners LP
4.500%, due 10/1/29	22,000	20,639
Cheniere Energy, Inc.
4.625%, due 10/15/28	6,000	5,713
CNX Midstream Partners LP
4.750%, due 4/15/30	18,000	15,230
Delek Logistics Partners LP / Delek Logistics Finance Corp.
7.125%, due 6/1/28	16,000	14,676
DT Midstream, Inc.
4.300%, due 4/15/32	55,000	50,525
Energy Transfer LP
4.400%, due 3/15/27	50,000	48,792
Series H, 6.500%, (US 5 Year CMT T-Note + 5.69%), due 11/15/71(a)	70,000	65,652
EnLink Midstream LLC
5.375%, due 6/1/29	34,000	32,769
Enterprise Products Operating LLC
3.950%, due 1/31/60	25,000	19,774
4.200%, due 1/31/50	60,000	51,183
EQM Midstream Partners LP
4.750%, due 1/15/31	28,000	23,683
5.500%, due 7/15/28	6,000	5,535
6.000%, due 7/1/25	6,000	5,907
6.500%, due 7/1/27	12,000	11,784
7.500%, due 6/1/30	6,000	5,992
Flex Intermediate Holdco LLC
3.363%, due 6/30/31	60,000	48,925
Hess Midstream Operations LP
4.250%, due 2/15/30	6,000	5,255
5.625%, due 2/15/26	6,000	5,941

Schedule of Investments — IQ MacKay Multi-Sector Income ETF (continued)

January 31, 2023 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Pipelines (continued)
Holly Energy Partners LP / Holly Energy Finance Corp.
6.375%, due 4/15/27	$6,000	$5,932
MPLX LP
2.650%, due 8/15/30	75,000	63,953
Series B, 6.875%, (3-Month LIBOR + 4.65%), due 8/15/71(a)	65,000	65,019
Plains All American Pipeline LP
Series B, 8.716%, (3-Month LIBOR + 4.11%), due 11/15/71(a)	70,000	63,350
Venture Global Calcasieu Pass LLC
3.875%, due 8/15/29	12,000	10,680
3.875%, due 11/1/33	6,000	5,097
4.125%, due 8/15/31	16,000	14,185
6.250%, due 1/15/30	15,000	15,282
Western Midstream Operating LP
4.300%, due 2/1/30	22,000	20,147
5.500%, due 2/1/50	12,000	10,410
		712,030
REITS — 1.8%
American Homes 4 Rent LP
2.375%, due 7/15/31	80,000	65,294
Digital Realty Trust LP
4.450%, due 7/15/28	65,000	62,990
GLP Capital LP / GLP Financing II, Inc.
4.000%, due 1/15/30	55,000	49,683
5.250%, due 6/1/25	65,000	64,518
Host Hotels & Resorts LP
Series I, 3.500%, due 9/15/30	60,000	51,321
Iron Mountain, Inc.
5.250%, due 3/15/28	16,000	15,214
5.250%, due 7/15/30	12,000	10,859
5.625%, due 7/15/32	6,000	5,400
Office Properties Income Trust
2.400%, due 2/1/27	65,000	49,968
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
4.875%, due 5/15/29	22,000	19,019
SBA Communications Corp.
3.875%, due 2/15/27	34,000	31,400
Service Properties Trust
4.950%, due 2/15/27	6,000	4,909
4.950%, due 10/1/29	6,000	4,500
7.500%, due 9/15/25	16,000	15,733
XHR LP
4.875%, due 6/1/29	6,000	5,325
		456,133
Retail — 1.5%
Arko Corp.
5.125%, due 11/15/29	16,000	12,683
Asbury Automotive Group, Inc.
4.500%, due 3/1/28	12,000	10,849
AutoNation, Inc.
4.750%, due 6/1/30	65,000	60,983
Bath & Body Works, Inc.
6.625%, due 10/1/30	10,000	9,772
7.500%, due 6/15/29	6,000	6,087
9.375%, due 7/1/25	6,000	6,422
Burlington Stores, Inc.
2.250%, due 4/15/25	95,000	117,681
Foundation Building Materials, Inc.
6.000%, due 3/1/29	6,000	4,826
Group 1 Automotive, Inc.
4.000%, due 8/15/28	6,000	5,277
IRB Holding Corp.
7.000%, due 6/15/25	22,000	22,079
LBM Acquisition LLC
6.250%, due 1/15/29	10,000	7,600
LCM Investments Holdings II LLC
4.875%, due 5/1/29	6,000	4,952
Macy's Retail Holdings LLC
5.875%, due 4/1/29	16,000	14,880
5.875%, due 3/15/30	6,000	5,477
Michaels Cos., Inc. (The)
5.250%, due 5/1/28	2,000	1,668
7.875%, due 5/1/29	6,000	4,560
Nordstrom, Inc.
4.375%, due 4/1/30	6,000	4,814
Sonic Automotive, Inc.
4.625%, due 11/15/29	6,000	4,987
4.875%, due 11/15/31	5,000	3,992
Victoria's Secret & Co.
4.625%, due 7/15/29	16,000	13,292
White Cap Buyer LLC
6.875%, due 10/15/28	6,000	5,461
White Cap Parent LLC
8.250%, due 3/15/26	6,000	5,475
Yum! Brands, Inc.
3.625%, due 3/15/31	12,000	10,229
4.750%, due 1/15/30	12,000	11,223
5.375%, due 4/1/32	12,000	11,385
		366,654
Semiconductors — 0.6%
Entegris, Inc.
4.375%, due 4/15/28	16,000	14,480
Microchip Technology, Inc.
0.125%, due 11/15/24	121,000	134,234
		148,714
Software — 0.5%
Boxer Parent Co., Inc.
7.125%, due 10/2/25	6,000	5,940
Central Parent, Inc. / CDK Global, Inc.
7.250%, due 6/15/29	12,000	11,969
Clarivate Science Holdings Corp.
3.875%, due 7/1/28	6,000	5,354
Fair Isaac Corp.
4.000%, due 6/15/28	16,000	14,856
Fiserv, Inc.
3.200%, due 7/1/26	65,000	61,779
MSCI, Inc.
4.000%, due 11/15/29	16,000	14,560
SS&C Technologies, Inc.
5.500%, due 9/30/27	6,000	5,770
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.875%, due 2/1/29	6,000	5,175
		125,403
Telecommunications — 0.7%
AT&T, Inc.
3.500%, due 9/15/53	95,000	70,105
3.650%, due 9/15/59	10,000	7,331
CommScope, Inc.
6.000%, due 3/1/26	12,000	11,488
8.250%, due 3/1/27	6,000	5,103
Level 3 Financing, Inc.
3.625%, due 1/15/29	6,000	4,464

Schedule of Investments — IQ MacKay Multi-Sector Income ETF (continued)

January 31, 2023 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Telecommunications (continued)
3.750%, due 7/15/29	$12,000	$8,773
Sprint LLC
7.625%, due 3/1/26	18,000	19,038
7.875%, due 9/15/23	12,000	12,179
T-Mobile USA, Inc.
2.625%, due 4/15/26	12,000	11,142
Viavi Solutions, Inc.
3.750%, due 10/1/29	16,000	13,960
		163,583
Toys/Games/Hobbies — 0.1%
Mattel, Inc.
3.375%, due 4/1/26	12,000	11,190
5.875%, due 12/15/27	18,000	17,955
		29,145
Trucking & Leasing — 0.1%
Fortress Transportation and Infrastructure Investors LLC
5.500%, due 5/1/28	16,000	14,081

Total Corporate Bonds
(Cost $9,180,372)		9,234,461

Foreign Bonds — 13.2%

Aerospace/Defense — 0.1%
Bombardier, Inc., (Canada)
7.125%, due 6/15/26	10,000	9,976
7.500%, due 2/1/29	20,000	19,981
		29,957
Agriculture — 0.2%
BAT International Finance PLC, (United Kingdom)
4.448%, due 3/16/28	55,000	52,640

Airlines — 0.5%
Air Canada, (Canada)
3.875%, due 8/15/26	6,000	5,550
Air Canada 2020-1 Class C Pass-Through Trust, (Canada)
Series 2020-1C, 10.500%, due 7/15/26	24,000	25,440
British Airways 2021-1 Class A Pass-Through Trust, (United Kingdom)
Series 2021-1, 2.900%, due 3/15/35	98,402	80,938
		111,928
Auto Manufacturers — 0.3%
Volkswagen Group of America Finance LLC, (Germany)
4.600%, due 6/8/29	65,000	63,678

Banks — 4.3%
Barclays PLC, (United Kingdom)
4.375%, (US 5 Year CMT T-Note + 3.41%), due 12/15/71(a)	130,000	105,668
BNP Paribas SA, (France)
3.052%, (SOFR + 1.51%), due 1/13/31(a)	55,000	47,734
4.625%, (US 5 Year CMT T-Note + 3.34%), due 8/25/71(a)	135,000	110,431
BPCE SA, (France)
2.045%, (SOFR + 1.09%), due 10/19/27(a)	115,000	101,756
Credit Agricole SA, (France)
4.750%, (US 5 Year CMT T-Note + 3.24%), due 3/23/71(a)	130,000	110,552
Credit Suisse Group AG, (Switzerland)
3.091%, (SOFR + 1.73%), due 5/14/32(a)	65,000	49,140
Deutsche Bank AG/New York NY, (Germany)
3.035%, (SOFR + 1.72%), due 5/28/32(a)	80,000	65,385
3.729%, (SOFR + 2.76%), due 1/14/32(a)	16,000	12,858
3.742%, (SOFR + 2.26%), due 1/7/33(a)	22,000	17,380
NatWest Group PLC, (United Kingdom)
4.600%, (US 5 Year CMT T-Note + 3.10%), due 9/30/71(a)	120,000	91,950
Societe Generale SA, (France)
5.375%, (US 5 Year CMT T-Note + 4.51%), due 5/18/71(a)	130,000	111,791
Standard Chartered PLC, (United Kingdom)
4.750%, (US 5 Year CMT T-Note + 3.81%), due 7/14/71(a)	65,000	55,715
UBS Group AG, (Switzerland)
4.875%, (US 5 Year CMT T-Note + 3.40%), due 8/12/71(a)	105,000	94,384
Westpac Banking Corp., (Australia)
3.020%, (US 5 Year CMT T-Note + 1.53%), due 11/18/36(a)	110,000	85,930
		1,060,674
Beverages — 0.1%
Primo Water Holdings, Inc., (Canada)
4.375%, due 4/30/29	22,000	19,189

Chemicals — 0.1%
SPCM SA, (France)
3.375%, due 3/15/30	28,000	23,702

Commercial Services — 0.1%
Garda World Security Corp., (Canada)
4.625%, due 2/15/27	12,000	10,921
9.500%, due 11/1/27	22,000	21,727
		32,648
Diversified Financial Services — 0.6%
Avolon Holdings Funding Ltd., (Ireland)
3.250%, due 2/15/27	85,000	76,716
Nomura Holdings, Inc., (Japan)
2.172%, due 7/14/28	90,000	76,669
		153,385
Electric — 0.6%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, (Colombia)
5.375%, due 12/30/30	200,000	142,796

Environmental Control — 0.2%
GFL Environmental, Inc., (Canada)
3.750%, due 8/1/25	6,000	5,702
4.000%, due 8/1/28	16,000	14,204
4.250%, due 6/1/25	6,000	5,786
4.750%, due 6/15/29	6,000	5,415
5.125%, due 12/15/26	6,000	5,836
		36,943
Food — 1.5%
Cencosud SA, (Chile)
4.375%, due 7/17/27	200,000	192,980
Indofood CBP Sukses Makmur Tbk PT, (Indonesia)
3.398%, due 6/9/31	200,000	172,250
		365,230

Schedule of Investments — IQ MacKay Multi-Sector Income ETF (continued)

January 31, 2023 (unaudited)

	Principal Amount	Value
Foreign Bonds (continued)

Forest Products & Paper — 0.0%(f)
Ahlstrom-Munksjo Holding 3 Oy, (Finland)
4.875%, due 2/4/28	$12,000	$10,264

Household Products/Wares — 0.1%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., (Canada)
5.000%, due 12/31/26	18,000	16,340
7.000%, due 12/31/27	22,000	19,173
		35,513
Internet — 0.7%
Prosus NV, (China)
3.257%, due 1/19/27	200,000	181,571

Investment Companies — 0.8%
Gaci First Investment Co., (Saudi Arabia)
5.000%, due 10/13/27	200,000	203,608

Machinery-Diversified — 0.1%
Titan Acquisition Ltd. / Titan Co.-Borrower LLC, (Canada)
7.750%, due 4/15/26	18,000	17,026
TK Elevator US Newco, Inc., (Germany)
5.250%, due 7/15/27	16,000	14,809
		31,835
Media — 0.3%
UPC Holding BV, (Netherlands)
5.500%, due 1/15/28	16,000	14,600
Virgin Media Finance PLC, (United Kingdom)
5.000%, due 7/15/30	44,000	36,933
VZ Secured Financing BV, (Netherlands)
5.000%, due 1/15/32	12,000	10,276
Ziggo Bond Co. BV, (Netherlands)
5.125%, due 2/28/30	28,000	23,142
		84,951
Oil & Gas — 1.0%
Petroleos Mexicanos, (Mexico)
5.350%, due 2/12/28	100,000	87,182
Qatar Energy, (Qatar)
3.125%, due 7/12/41	200,000	158,278
		245,460
Packaging & Containers — 0.1%
Cascades, Inc./Cascades USA, Inc., (Canada)
5.375%, due 1/15/28	12,000	11,208

Pharmaceuticals — 0.1%
Teva Pharmaceutical Finance Netherlands III BV, (Israel)
3.150%, due 10/1/26	6,000	5,383
5.125%, due 5/9/29	12,000	11,066
		16,449
Retail — 0.1%
1011778 BC ULC / New Red Finance, Inc., (Canada)
3.500%, due 2/15/29	16,000	13,999
3.875%, due 1/15/28	6,000	5,484
		19,483
Software — 0.0%(f)
Open Text Corp., (Canada)
3.875%, due 2/15/28	6,000	5,214

Telecommunications — 1.3%
Altice France SA/France, (France)
5.125%, due 7/15/29	6,000	4,710
5.500%, due 1/15/28	22,000	18,271
8.125%, due 2/1/27	8,000	7,500
Axiata SPV2 Bhd, (Malaysia)
2.163%, due 8/19/30	200,000	167,818
Iliad Holding SASU, (France)
6.500%, due 10/15/26	12,000	11,363
Nice Ltd., (Israel)
0.000%, due 9/15/25(c)	125,000	119,563
		329,225
Total Foreign Bonds
(Cost $3,273,450)		3,267,551

Municipal Bonds — 9.6%

California — 1.0%
California State University,
1.690%, due 11/1/29	290,000	244,365

Colorado — 1.0%
Metro Wastewater Reclamation District,
5.775%, due 4/1/29	225,000	238,095

Florida — 0.9%
County of Miami-Dade FL Transit System,
2.600%, due 7/1/42	300,000	228,908

Illinois — 1.1%
State of Illinois,
5.100%, due 6/1/33	275,000	273,073

New Jersey — 1.0%
New Jersey Turnpike Authority,
7.102%, due 1/1/41	200,000	254,220

New York — 1.0%
City of New York NY,
2.360%, due 8/1/31	275,000	231,095

North Carolina — 0.9%
Charlotte-Mecklenburg Hospital Authority (The),
3.204%, due 1/15/51	300,000	222,453

Oregon — 0.7%
Port of Morrow OR,
2.543%, due 9/1/40	250,000	187,938

Texas — 1.0%
Dallas Fort Worth International Airport,
3.089%, due 11/1/40	300,000	240,905

Washington — 1.0%
State of Washington,
5.090%, due 8/1/33	235,000	245,629

Total Municipal Bonds
(Cost $2,459,361)		2,366,681

U.S. Treasury Bonds — 6.4%
U.S. Treasury Bond, 4.000%, due 11/15/42	665,000	687,236
U.S. Treasury Bond, 4.000%, due 11/15/52	820,000	876,887
		1,564,123

Schedule of Investments — IQ MacKay Multi-Sector Income ETF (continued)

January 31, 2023 (unaudited)

	Principal Amount	Value
U.S. Treasury Bonds (continued)

Total U.S. Treasury Bonds
(Cost $1,483,348)		$1,564,123

U.S. Treasury Notes — 4.4%
U.S. Treasury Note, 3.500%, due 1/31/28	380,000	378,308
U.S. Treasury Note, 3.875%, due 1/15/26	100,000	99,992
U.S. Treasury Note, 4.125%, due 11/15/32	585,000	615,438
		1,093,738
Total U.S. Treasury Notes
(Cost $1,077,726)		1,093,738

United States Government Agency Mortgage-Backed Securities — 3.1%

Mortgage Securities — 3.1%
Fannie Mae Pool
Series 2022-MA4626, 4.000%, due 6/1/52	168,402	162,681
Series 2022-MA4656, 4.500%, due 7/1/52	153,775	151,882
Series 2022-MA4709, 5.000%, due 7/1/52	151,624	152,230
Series 2022-MA4806, 5.000%, due 11/1/52	285,329	286,414
Fannie Mae REMICS
Series 2020-47, 1.500%, due 7/25/50	10,021	7,913
Freddie Mac REMICS
Series 2020-4988, 1.500%, due 6/25/50	11,144	8,798
		769,918
Total United States Government Agency Mortgage-Backed Securities
(Cost $768,501)		769,918

	Shares	Value
Short-Term Investment — 2.9%

Money Market Fund — 2.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%(g)
(Cost $719,833)	719,833	719,833

Total Investments — 100.1%
(Cost $24,730,206)		24,732,687
Other Assets and Liabilities, Net — (0.1)%(f)		(16,444)
Net Assets — 100.0%		$24,716,243

(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2023.
(b)	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
(c)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(d)	A principal only security is the principal only portion of a fixed income security, which is separated and sold individually from the interest portion of the security.
(e)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(f)	Less than 0.05%.
(g)	Reflects the 7-day yield at January 31, 2023.

Abbreviations
CMT	- Constant Maturity Treasury Index
FREMF	- Freddie MAC Multifamily Securities
LIBOR	- London InterBank Offered Rate
SOFR	- Secured Financing Overnight Rate

Schedule of Investments — IQ MacKay Multi-Sector Income ETF (continued)

January 31, 2023 (unaudited)

Open futures contracts outstanding at January 31, 2023:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at Trade Date	Notional Value at January 31, 2023	Unrealized Appreciation (Depreciation)
U.S. 10 Ultra (CBT)	Citigroup Global Markets Inc.	March 2023	20	$2,378,968	$2,424,063	$45,095
U.S. 10 Year Note (CBT)	RBC Capital Markets	March 2023	11	1,240,877	1,259,672	18,795
U.S. 5 Year Note (CBT)	RBC Capital Markets	March 2023	1	108,010	109,242	1,232
U.S. Long Bond (CBT)	Citigroup Global Markets Inc.	March 2023	1	126,080	129,875	3,795
U.S. Ultra Bond (CBT)	Citigroup Global Markets Inc.	March 2023	1	141,940	141,750	(190)
						$68,727

CBT — Chicago Board of Trade

Cash posted as collateral to broker for futures contracts was $88,450 at January 31, 2023.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(h)
Collateralized Mortgage Obligations	$–	$1,776,220	$–	$1,776,220
Commercial Asset-Backed Securities	–	1,983,003	–	1,983,003
Commercial Mortgage-Backed Securities	–	1,957,159	–	1,957,159
Corporate Bonds	–	9,234,461	–	9,234,461
Foreign Bonds	–	3,267,551	–	3,267,551
Municipal Bonds	–	2,366,681	–	2,366,681
U.S. Treasury Bonds	–	1,564,123	–	1,564,123
U.S. Treasury Notes	–	1,093,738	–	1,093,738
United States Government Agency Mortgage-Backed Securities	–	769,918	–	769,918
Short-Term Investment:
Money Market Fund	719,833	–	–	719,833
Total Investments in Securities	719,833	24,012,854	–	24,732,687
Other Financial Instruments:(i)
Futures Contracts	68,917	–	–	68,917
Total Investments in Securities and Other Financial Instruments	$788,750	$24,012,854	$–	$24,801,604
Liability Valuation Inputs
Other Financial Instruments:(i)
Futures Contracts	$(190)	$–	$–	$(190)

(h)	For a complete listing of investments and their states, see the Schedule of Investments.
(i)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended January 31, 2023 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.